Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-41085
Entity Registrant Name	Snow Lake Resources Ltd.
Entity Central Index Key	0001769697
Entity Incorporation, State or Country Code	A2
Entity Address, Address Line One	360 Main St., 30th Floor
Entity Address, City or Town	Winnipeg
Entity Address, Country	CA
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	LITM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	8,748,167
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	De Visser Gray LLP
Auditor Firm ID	1054
Auditor Opinion [Text Block]

We have audited the accompanying consolidated financial statements of Snow Lake Resources Ltd. (the “Company”), which comprise the consolidated statements of financial position as at June 30, 2025 and 2024 and the consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for each of the years in the three year period ended June 30, 2025, and a summary of material accounting policies and other explanatory information (collectively referred to as the “financial statements”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as at June 30, 2025 and 2024 and its financial performance and its cash flows for each of the years in the three-year period ended June 30, 2025, in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	360 Main St., 30th Floor
Entity Address, City or Town	Winnipeg
Entity Address, Country	CA
Entity Address, Postal Zip Code	00000
Contact Personnel Name	Frank Wheatley
Contact Personnel Email Address	info@snowlakelithium.com